Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Acquisitions
Acquisitions

Note 6. Acquisitions

Bixby Roasting Co.

On February 28, 2023, the Company completed the acquisition of substantially all of the assets of Bixby Roasting Co. (“Bixby”), a specialty-grade roaster that is a leader in the emerging influencer-led brand space.  The transaction is accounted for as a business combination in accordance with ASC 805. Aggregate consideration paid for Bixby included 39,778 Common Shares and approximately $2.2 million in cash, for total consideration of $2.6 million, subject to customary adjustments.  Net assets acquired totaled approximately $0.7 million. The acquisition allows the Company to continue to expand its product marketing and development resources as it capitalizes on shifting consumer consumption trends.  The acquisition includes Bixby’s roasting facility in Los Angeles, California.  The acquisition was recorded by allocating the costs of the assets acquired and liabilities assumed, which consisted of accounts receivable, inventory, property, plant and equipment, and accounts payable, based on their estimated fair values at the acquisition date.  The excess of the cost of the acquisition over the fair value of the net assets acquired is recorded as goodwill.

We recognized approximately $1.9 million of goodwill, which is deductible for tax purposes, within our Beverage Solutions segment.  The financial results of Bixby are included in the Beverage Solutions segment from the date of acquisition and were not material, individually or in the aggregate, to our results of operations and therefore, pro forma financial information has not been presented.

Kohana Coffee, LLC

On November 14, 2022, Westrock Beverage Solutions, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company, acquired one hundred percent (100%) of the equity securities of Kohana Coffee, LLC (“Kohana Coffee”), a Texas limited liability company (“Kohana Acquisition”). Kohana Coffee is an extract and ready-to-drink focused business, based in Richmond, California, serving customers in the retail and CPG industries. The acquisition allows the Company to accelerate the development, production, and distribution of ready-to-drink products in cans and bottles. Aggregate consideration paid for Kohana Coffee included 1,852,608 Common Shares and approximately $15.7 million in cash, subject to customary adjustments.

The fair value of the stock consideration was based on the closing price of the Company’s common stock on the date of acquisition. The total consideration paid in the Kohana Acquisition is summarized below:

(Thousands)
Cash consideration	$15,682
Fair value of stock consideration	23,435
Total Consideration	$39,117

The assets and liabilities acquired in the Kohana Acquisition are recorded at their estimated fair values.

(Thousands)	Acquired Value
Cash and cash equivalents	$797
Accounts receivable	881
Inventory	2,306
Property, plant and equipment	8,387
Goodwill	17,089
Intangible assets	11,718
Accounts payable and accrued liabilities	(2,061)
Total	$39,117

The above purchase price allocation is considered preliminary and is subject to change when the valuation of assets and liabilities is finalized upon receipt of the final valuation report from a third-party valuation expert, which is anticipated to be finalized during the second quarter of 2023. During the quarter ended March 31, 2023, we recorded $0.1 million of measurement period adjustments, primarily related to the settlement of post-closing working capital adjustments.

The cost of the acquisition in excess of the fair market value of the tangible and intangible assets acquired less liabilities assumed represents acquired goodwill, which is deductible for tax purposes. The goodwill arising from the transaction is primarily attributable to strategic opportunities from the acquisition of Kohana, including our ability to accelerate the development, production, and distribution of ready-to-drink products in cans and bottles to our existing customers.

Note 6. Acquisitions

Kohana Coffee, LLC

November 14, 2022, Westrock Beverage Solutions, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company, acquired one hundred percent (100%) of the equity securities of Kohana Coffee, LLC (“Kohana Coffee”), a Texas limited liability company (“Kohana Acquisition”). Kohana Coffee is an extract and ready-to-drink focused business, based in

Richmond, California, serving customers in the retail and CPG industries. The acquisition allows the Company to accelerate the development, production, and distribution of ready-to-drink products in cans and bottles. Aggregate consideration paid for Kohana Coffee included 1,852,608 shares of common stock of the Company, par value $0.01 per share, and approximately $15.7 million in cash, subject to customary adjustments.

The fair value of the stock consideration was based on the closing price of the Company’s common stock on the date of acquisition. The total consideration paid in the Kohana Acquisition is summarized below:

(Thousands)
Cash consideration	$15,682
Fair value of stock consideration	23,435
Total Consideration	$39,117

The table below summarizes the preliminary purchase price allocation of the assets acquired and liabilities assumed:

(Thousands)	Acquired Value
Cash and cash equivalents	$797
Accounts receivable	881
Inventory	2,306
Property, plant and equipment	8,387
Goodwill	16,946
Intangible assets	11,638
Accounts payable and accrued liabilities	(1,838)
Total	$39,117

The assets and liabilities acquired in the Kohana Acquisition are recorded at their estimated fair values.

The above purchase price allocation is considered preliminary and is subject to change when the valuation of assets and liabilities is finalized upon receipt of the final valuation report from a third-party valuation expert, and the settlement of post-closing working capital adjustments, which is anticipated to be finalized during 2023.

The cost of the acquisition in excess of the fair market value of the tangible and intangible assets acquired less liabilities assumed represents acquired goodwill, which is deductible for tax purposes. The goodwill arising from the transaction is primarily attributable to strategic opportunities from the acquisition of Kohana, including our ability to accelerate the development, production, and distribution of ready-to-drink products in cans and bottles to our existing customers.

Intangible Assets

In our determination of the fair value of intangible assets, we consider, among other factors, the best use of acquired assets, analysis of historical financial performance and estimates of future performance of the acquired business’ products. The estimated fair values of identified intangible assets are calculated considering both market participant expectations, using an income approach, as well as estimates and assumptions provided by Westrock management and management of the acquired business. Assumptions include, but are not limited to, expected revenue growth, weighted-average terminal growth rates, risk adjusted discount rate and royalty rate.

The estimated fair value of customer relationships represents future after-tax discounted cash flows that will be derived from sales to existing customers of the acquired business as of the date of acquisition.

The following table sets forth the components of identified intangible assets associated with the Kohana Acquisition and their estimated weighted average useful lives:

	Estimated Fair	Estimated Useful
(Thousands)	Market Value	Life
Customer relationships	$11,148	10 years
Favorable lease asset	490	2.5 years
Total	$11,638

Kohana Coffee, which is reported within our Beverage Solutions segment, contributed net sales of $1.5 million and operating loss of $0.5 million from the date of acquisition through December 31, 2022. Expenses associated with the acquisition were not material.

The following table presents the unaudited pro forma summary of our financial results as if the Kohana Acquisition had occurred on January 1, 2021. The pro forma results include additional depreciation and amortization resulting from purchase accounting adjustments. The pro forma results do not include any synergies or other benefits of the acquisition. The pro forma results are not indicative of future results of operations, or results that might have been achieved had the acquisition been consummated on January 1, 2021.

	Year Ended	Year Ended
(Thousands, except per share amounts)	December 31, 2022	December 31, 2021
Revenue	$884,228	716,849
Net loss attributable to common shareholders	(84,651)	(44,353)

S&D Coffee, Inc.

On February 28, 2020, the Company acquired 100% of the issued and outstanding shares of capital stock of S&D in exchange for $401.6 million in cash. The acquisition was financed with the issuances of Common Equivalent Preferred Units, a $240.0 million term loan, and a $25.0 million draw from an asset-based lending facility. The acquisition allowed the Company to expand our blue-chip customer base and product capabilities, creating an integrated coffee, tea, and extract company serving retailers, restaurants, convenience stores, and the hospitality industry.

The total consideration paid in the S&D acquisition is summarized below:

(Thousands)
Cash paid to Cott Corporation	$397,878
Cash paid on behalf of sellers for seller’s transaction expenses	5,241
Post-close working capital adjustments	(1,500)
Total Consideration	$401,619

The table below summarizes the purchase price allocation of the assets acquired, and liabilities assumed:

(Thousands)	Acquired Value
Cash and cash equivalents	$8,282
Accounts receivable	57,818
Inventory	67,297
Prepaid expenses and other current assets	1,810
Property, plant and equipment	92,369
Goodwill	159,320
Intangible assets	142,920
Other assets	3,319
Accounts payable and accrued liabilities	(87,216)
Long-term debt	(147)
Deferred tax liabilities	(42,168)
Other long-term liabilities	(1,985)
Total	$401,619

The assets and liabilities acquired in the S&D acquisition are recorded at their estimated fair values per valuations.

The cost of the acquisition in excess of the fair market value of the tangible and intangible assets acquired less liabilities assumed represents acquired goodwill, which is not deductible for tax purposes. The acquisition provides the Company with an expanded presence and manufacturing and distribution synergies, which provide the basis for the goodwill recognition. Additionally, the existence of an assembled workforce was not considered an identifiable asset below, and any value attributed to it was subsumed into the valuation of goodwill.

Intangible Assets

In our determination of the fair value of intangible assets, we consider, among other factors, the best use of acquired assets, analysis of historical financial performance and estimates of future performance of the acquired business’ products. The estimated fair values of identified intangible assets are calculated considering both market participant expectations, using an income approach, as well as estimates and assumptions provided by Westrock management and management of the acquired business. Assumptions include, but are not limited to, expected revenue growth, weighted-average terminal growth rates, risk adjusted discount rate and royalty rate.

The estimated fair value of customer relationships represents future after-tax discounted cash flows that will be derived from sales to existing customers of the acquired business as of the date of acquisition.

The estimated fair value of the trademark represents the future projected cost savings associated with the premium and brand image obtained as a result of owning the trademark as opposed to obtaining the benefit of the trademark through a royalty or rental fee.

The following table sets forth the components of identified intangible assets associated with the S&D acquisition and their estimated weighted average useful lives:

	Estimated Fair	Estimated Useful
(Thousands)	Market Value	Life
Customer relationships	$137,500	20 years
Trademark	5,200	Indefinite
Favorable lease asset	220	5 years
Total	$142,920

As described in Note 3, as a result of exiting the acquired DSD business and loss of projected revenues that supported the acquired S&D trademark, we fully impaired the associated acquired trademark during the year ended December 31, 2020.

S&D, which is reported within our Beverage Solutions segment, contributed revenue of $349.2 million and operating loss of $1.3 million, excluding $14.3 million acquisition, restructuring and integration costs, and $95.0 million of impairment charges, inventory write-offs and losses on disposal of property, plant and equipment, from the date of acquisition through December 31, 2020.

The following table presents the unaudited pro forma summary of our financial results as if S&D acquisition had occurred on January 1, 2020. The pro forma results include additional depreciation and amortization resulting from purchase accounting adjustments and interest expense associated with debt used to fund the acquisition. The pro forma results do not include any synergies or other benefits of the acquisition. The pro forma results are not indicative of future results of operations, or results that might have been achieved had the acquisition been consummated on January 1, 2020.

Year Ended
(Thousands, except per share amounts)	December 31, 2020
Revenue	$647,935
Net loss attributable to common shareholders	(138,896)